Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While we have not granted any stock options to named executive officers since 2023, generally, grants of equity awards in the form of RSUs and PSUs are made to our executive officers, including our named executive officers, based upon a predetermined schedule each year as a part of the annual compensation process described in the “Equity Awards” section above. If annual long-term incentive compensation is determined to be appropriate, our board, the compensation committee or applicable designee approves any annual grants of equity awards, which can include stock options, for continuing employees generally in the first fiscal quarter commensurate with the prescheduled board and committee meetings. The grant dates of equity awards are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of MNPI such as on Forms 8-K, 10-Q or 10-K. Grants of equity awards may occur at other times during the year due to business needs, such as for a newly hired employees or officers or newly appointed board members, though our current compensation program does not include stock options. The board, compensation committee or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. If granted, exercise prices of stock options are based on the most recent closing price of the underlying common stock on the grant date, subject to the applicable rules for non-qualified stock options and incentive stock options under the 2019 Plan. Vesting dates for equity awards typically follow a standard cadence and are not timed to anticipate the release of MNPI.
There were no grants of options to our named executive officers within four business days before or one business day after the release of MNPI on Forms 8-K, 10-Q or 10-K in 2025. As such, no table of such option grants is presented under Item 402(x) of Regulation S-K.
Award Timing Method	While we have not granted any stock options to named executive officers since 2023, generally, grants of equity awards in the form of RSUs and PSUs are made to our executive officers, including our named executive officers, based upon a predetermined schedule each year as a part of the annual compensation process described in the “Equity Awards” section above. If annual long-term incentive compensation is determined to be appropriate, our board, the compensation committee or applicable designee approves any annual grants of equity awards, which can include stock options, for continuing employees generally in the first fiscal quarter commensurate with the prescheduled board and committee meetings. The grant dates of equity awards are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of MNPI such as on Forms 8-K, 10-Q or 10-K. Grants of equity awards may occur at other times during the year due to business needs, such as for a newly hired employees or officers or newly appointed board members, though our current compensation program does not include stock options. The board, compensation committee or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. If granted, exercise prices of stock options are based on the most recent closing price of the underlying common stock on the grant date, subject to the applicable rules for non-qualified stock options and incentive stock options under the 2019 Plan. Vesting dates for equity awards typically follow a standard cadence and are not timed to anticipate the release of MNPI.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The grant dates of equity awards are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of MNPI such as on Forms 8-K, 10-Q or 10-K. Grants of equity awards may occur at other times during the year due to business needs, such as for a newly hired employees or officers or newly appointed board members, though our current compensation program does not include stock options. The board, compensation committee or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. If granted, e
MNPI Disclosure Timed for Compensation Value	false